Expense Example - Allspring Income Plus ETF - Income Plus ETF [Member] - Allspring Income Plus ETF [Member]	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	$ 456